Material accounting policy information (Tables)	6 Months Ended
Jun. 30, 2025
Material accounting policy information
Schedule of the estimated useful lives of property, plant and equipment

Computer equipment	3 years
Furniture and fittings	3 years
Office equipment	3 years

Schedule of estimated useful lives of finite lived intangible assets

Computer software and systems	2 – 5 years
Customer relationship	4 – 5 years
Brand name	4 years
Trademark	10 years